Investments Accounted for by the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2019	2018	2019	2018
AltaGas Canada Inc. (ACI) (a)	Canada	37	$163.9	$112.5	$17.0	$5.4
AltaGas Idemitsu Joint Venture LP	Canada	50	431.3	342.9	62.5	2.1
Constitution Pipeline, LLC (Constitution) (b)	United States	10	0.1	—	(0.5)	(0.2)
Craven County Wood Energy LP (c)	United States	50	—	7.8	0.1	(14.1)
Eaton Rapids Gas Storage System	United States	50	27.0	29.4	1.3	2.0
Grayling Generating Station LP (c)	United States	50	—	29.0	0.3	3.6
Inuvik Gas Ltd. (d)	Canada	33	—	—	—	(0.2)
Meade Pipeline Co. LLC (c) (e)	United States	55	—	757.8	(3.6)	12.2
Mountain Valley Pipeline, LLC (Mountain Valley) (f)	United States	10	671.3	532.5	42.8	11.5
Sarnia Airport Storage Pool LP	Canada	50	18.0	18.7	1.0	1.0
Petrogas Preferred Shares	Canada	n/a	150.0	150.0	12.8	12.8
Stonewall Gas Gathering Systems LLC (c)	United States	30	—	411.8	7.4	11.8
			$1,461.6	$2,392.4	$141.1	$47.9

(a)
As at December 31, 2019, the aggregate market value of AltaGas' investment in ACI was $367.9 million (11,025,000 shares at the quoted closing market price of $33.37 on December 31, 2019). As at December 31, 2018, the aggregate market value was $178.8 million (11,025,000 shares at the quoted closing market price of $16.22 on December 31, 2018).

(b)
The equity method is considered appropriate because Constitution is a Limited Liability Company (LLC) with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies. In February 2020, the partners of Constitution elected not to proceed with the pipeline project (Note 33).

(c)	Disposed of in 2019 (Note 4).

(d)	Inuvik Gas Ltd. was sold to AltaGas Canada Inc. in October 2018.

(e)	Meade was a VIE prior to disposition in November 2019 (Notes 4 and 13).

(f)
The equity method is considered appropriate because Mountain Valley is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies.

Schedule of Combined Financial Information of Equity Method Investments
Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows (a):

Year Ended December 31	2019	2018
Revenues	$1,109.3	$351.6
Expenses	(355.0)	(142.7)
	$754.3	$208.9

As at December 31	2019	2018
Current assets	$411.1	$1,204.6
Property, plant and equipment	$8,033.8	$7,602.5
Intangible assets	$21.9	$22.9
Long-term investments and other assets	$1,458.8	$1,326.6
Current liabilities	$(393.8)	$(1,015.2)
Other long-term liabilities	$(992.1)	$(949.6)

(a)	For equity investments that were disposed of in the year (Note 4), revenues and expenses reflect the period prior to disposition and balance sheet amounts as at December 31 are $nil.